Intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 13,596
Amortization	2,739	$ 2,466	$ 1,438
Ending balance	11,212	13,596
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	35,758	29,818
Additions	441
Acquisition under business combinations (note 4)		6,538
Effect of movements in exchange rates	(147)	(598)
Ending balance	36,052	35,758	29,818
Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance	22,162	20,219
Amortization	2,739	2,466
Effect of movements in exchange rates	(61)	(523)
Ending balance	24,840	22,162	20,219
Licences
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,174
Additions	7,038
Ending balance	1,001	1,174
Licences | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,181	0
Acquisition under business combinations (note 4)		1,183
Effect of movements in exchange rates	(5)	(2)
Ending balance	1,176	1,181	0
Licences | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7	0
Amortization	166	7
Effect of movements in exchange rates	2
Ending balance	175	7	0
Patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,106
Ending balance	5,211	7,106
Patents | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	24,438	24,929
Effect of movements in exchange rates	(104)	(491)
Ending balance	24,334	24,438	24,929
Patents | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance	17,332	15,330
Amortization	1,841	2,428
Effect of movements in exchange rates	(50)	(426)
Ending balance	19,123	17,332	15,330
Trademarks
Disclosure of detailed information about intangible assets [line items]
Beginning balance	492
Ending balance	442	492
Trademarks | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,568	4,156
Acquisition under business combinations (note 4)		495
Effect of movements in exchange rates	(19)	(83)
Ending balance	4,549	4,568	4,156
Trademarks | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,076	4,156
Amortization	49	2
Effect of movements in exchange rates	(18)	(82)
Ending balance	4,107	4,076	4,156
Customer list
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,824
Ending balance	4,112	4,824
Customer list | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,571	733
Acquisition under business combinations (note 4)		4,860
Effect of movements in exchange rates	(24)	(22)
Ending balance	5,547	5,571	733
Customer list | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance	747	733
Amortization	683	29
Effect of movements in exchange rates	5	(15)
Ending balance	1,435	747	733
Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	446	0
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Additions	441
Effect of movements in exchange rates	5	0
Ending balance	446	0	0
Software | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Effect of movements in exchange rates	0
Ending balance	$ 0	$ 0	$ 0